Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class T, Class C and Class I
January 28, 2017
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ASDI-SUM-17-01 1.9881425.100	March 1, 2017